Report Of The Directors Financial Review Risk Report	12 Months Ended
Dec. 31, 2018
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of audited information included in report of the directors risk report
Credit risk management
Details of changes in our credit risk profile in 2018 can be found on page 127, in ‘Key developments and risk profile in 2018’.
There were no material changes to the policies and practices for the management of credit risk in 2018.
Adoption of IFRS 9 ‘Financial Instruments’
HSBC adopted the requirements of IFRS 9 ‘Financial Instruments’ on 1 January 2018, with the exception of the provisions relating to the presentation of gains and losses on financial liabilities designated at fair value, which were adopted on 1 January 2017.
The adoption of IFRS 9 did not result in any significant change to HSBC's business model, or that of our four global businesses. This included our strategy, country presence, product offerings and target customer segments.
We have established credit risk management processes and we actively assess the impact of economic developments in key markets on specific customers, customer segments or portfolios. If we foresee changes in credit conditions, we take mitigating action, including the revision of risk appetites or limits and tenors, as appropriate. In addition, we continue to evaluate the terms under which we provide credit facilities within the context of individual customer requirements, the quality of the relationship, local regulatory requirements, market practices and our local market position.
As a result of IFRS 9 adoption, management has additional insight and measures not previously utilised which, over time, may influence our risk appetite and risk management processes.
IFRS 9 process
The IFRS 9 process comprises three main areas: modelling and data; implementation; and governance.
Modelling and data
Prior to the implementation of IFRS 9, the Risk function had pre-existing Basel and behavioural scorecards in most geographies. These were then enhanced or supplemented to address the IFRS 9 requirements, with the appropriate governance and independent review.
Implementation
A centralised impairment engine performs the expected credit loss (‘ECL’) calculation using data, which is subject to a number of validation checks and enhancements, from a variety of client, finance and risk systems. Where possible, these checks and processes are performed in a globally consistent and centralised manner.
Governance
A series of regional management review forums has been established in key sites and regions in order to review and approve the impairment results. Regional management review forums have representatives from Credit Risk and Finance. The key site and regional approvals are reported up to the global business impairment committee for final approval of the Group’s ECL for the period. Required members of the committee are the global heads of Wholesale Credit, Market Risk, and Retail Banking and Wealth Management ('RBWM') Risk, as well as the global business CFOs and the Group Chief Accounting Officer.
Credit risk sub-function
(Audited)
Credit approval authorities are delegated by the Board to the Group Chief Executive together with the authority to sub-delegate them. The Credit Risk sub-function in Global Risk is responsible for the key policies and processes for managing credit risk, which include formulating Group credit policies and risk rating frameworks, guiding the Group’s appetite for credit risk exposures, undertaking independent reviews and objective assessment of credit risk, and monitoring performance and management of portfolios.
The principal objectives of our credit risk management are:

•	to maintain across HSBC a strong culture of responsible lending, and robust risk policies and control frameworks;

•	to both partner and challenge our businesses in defining, implementing and continually re-evaluating our risk appetite under actual and scenario conditions; and

•	to ensure there is independent, expert scrutiny of credit risks, their costs and their mitigation.
Concentration of exposure
(Audited)
Concentrations of credit risk arise when a number of counterparties or exposures have comparable economic characteristics, or such counterparties are engaged in similar activities or operate in the same geographical areas or industry sectors so that their collective ability to meet contractual obligations is uniformly affected by changes in economic, political or other conditions. We use a number of controls and measures to minimise undue concentration of exposure in our portfolios across industries, countries and global businesses. These include portfolio and counterparty limits, approval and review controls, and stress testing.
Credit quality of financial instruments
(Audited)
Our risk rating system facilitates the internal ratings-based approach under the Basel framework adopted by the Group to support the calculation of our minimum credit regulatory capital requirement.
The five credit quality classifications each encompass a range of granular internal credit rating grades assigned to wholesale and retail lending businesses, and the external ratings attributed by external agencies to debt securities.
For debt securities and certain other financial instruments, external ratings have been aligned to the five quality classifications based upon the mapping of related customer risk rating (‘CRR’) to external credit rating.
Wholesale lending
The CRR 10-grade scale summarises a more granular underlying 23-grade scale of obligor probability of default (‘PD’). All corporate customers are rated using the 10- or 23-grade scale, depending on the degree of sophistication of the Basel approach adopted for the exposure.
Each CRR band is associated with an external rating grade by reference to long-run default rates for that grade, represented by the average of issuer-weighted historical default rates. This mapping between internal and external ratings is indicative and may vary over time.
Retail lending
Previously, we disclosed retail lending credit quality under IAS 39, which was based on expected-loss percentages. Now, retail lending credit quality is disclosed on an IFRS 9 basis, which is based on a 12-month point-in-time (‘PIT’) probability-weighted probability of default (‘PD’).

Credit quality classification
		Sovereign debt securities and bills	Other debt securities and bills	Wholesale lending and derivatives		Retail lending
	Footnotes	External credit rating	External credit rating	Internal credit rating	12-month Basel probability of default %	Internal credit rating	12 month probability- weighted PD %
Quality classification
Strong	1,2	BBB and above	A- and above	CRR 1 to CRR 2	0 – 0.169	Band 1 and 2	0.000 - 0.500
Good		BBB- to BB	BBB+ to BBB-	CRR 3	0.170 – 0.740	Band 3	0.501 - 1.500
Satisfactory		BB- to B and unrated	BB+ to B and unrated	CRR 4 to CRR 5	0.741 – 4.914	Band 4 and 5	1.501 - 20.000
Sub-standard		B- to C	B- to C	CRR 6 to CRR 8	4.915 – 99.999	Band 6	20.001 - 99.999
Credit impaired		Default	Default	CRR 9 to CRR 10	100	Band 7	100
For footnotes, see page 192.

Quality classification definitions
•
‘Strong’ exposures demonstrate a strong capacity to meet financial commitments, with negligible or low probability of default and/or low levels of expected loss.
•
‘Good’ exposures require closer monitoring and demonstrate a good capacity to meet financial commitments, with low default risk.
•
‘Satisfactory’ exposures require closer monitoring and demonstrate an average-to-fair capacity to meet financial commitments, with moderate default risk.
•
‘Sub-standard’ exposures require varying degrees of special attention and default risk is of greater concern.
•
‘Credit-impaired’ exposures have been assessed as described on Note 1.2(d) on the Financial Statements.

Renegotiated loans and forbearance
(Audited)
‘Forbearance’ describes concessions made on the contractual terms of a loan in response to an obligor’s financial difficulties.
A loan is classed as ‘renegotiated’ when we modify the contractual payment terms on concessionary terms because we have significant concerns about the borrowers’ ability to meet contractual payments when due.
Non-payment-related concessions (e.g. covenant waivers), while potential indicators of impairment, do not trigger identification as renegotiated loans.
Loans that have been identified as renegotiated retain this designation until maturity or derecognition.
For details of our policy on derecognised renegotiated loans, see Note 1.2(d) on the Financial Statements.
Renegotiated loans and recognition of expected credit losses
(Audited)
For retail lending, unsecured renegotiated loans are generally segmented from other parts of the loan portfolio. Renegotiated expected credit loss assessments reflect the higher rates of losses typically encountered with renegotiated loans. For wholesale lending, renegotiated loans are typically assessed individually. Credit risk ratings are intrinsic to the impairment assessments. The individual impairment assessment takes into account the higher risk of the future non-payment inherent in renegotiated loans.
Impairment assessment
(Audited)
For details of our impairment policies on loans and advances and financial investments, see Note 1.2(d) on the Financial Statements.
Write-off of loans and advances
(Audited)
For details of our policy on the write-off of loans and advances, see Note 1.2(d) on the Financial Statements.
Unsecured personal facilities, including credit cards, are generally written off at between 150 and 210 days past due. The standard period runs until the end of the month in which the account becomes 180 days contractually delinquent. Write-off periods may be extended, generally to no more than 360 days past due. However, in exceptional circumstances, they may be extended further.
For secured facilities, write-off should occur upon repossession of collateral, receipt of proceeds via settlement, or determination that recovery of the collateral will not be pursued.
Any secured assets maintained on the balance sheet beyond 60 months of consecutive delinquency-driven default require additional monitoring and review to assess the prospect of recovery.
There are exceptions in a few countries where local regulation or legislation constrain earlier write-off, or where the realisation of collateral for secured real estate lending takes more time. In the event of bankruptcy or analogous proceedings, write-off may occur earlier than the maximum periods stated above. Collection procedures may continue after write-off.
Value at risk
(Audited)
Value at risk (‘VaR’) is a technique for estimating potential losses on risk positions as a result of movements in market rates and prices over a specified time horizon and to a given level of confidence. The use of VaR is integrated into market risk management and calculated for all trading positions regardless of how we capitalise them. Where there is not an approved internal model, we use the appropriate local rules to capitalise exposures. In addition, we calculate VaR for non-trading portfolios to have a complete picture of risk. Where we do not calculate VaR explicitly, we use alternative tools as summarised in the ‘Stress testing’ section below.
Our models are predominantly based on historical simulation that incorporates the following features:

•	historical market rates and prices, which are calculated with reference to foreign exchange rates, commodity prices, interest rates, equity prices and the associated volatilities;

•	potential market movements utilised for VaR, which are calculated with reference to data from the past two years; and

•	VaR measures, which are calculated to a 99% confidence level and use a one-day holding period.
The models also incorporate the effect of option features on the underlying exposures. The nature of the VaR models means that an increase in observed market volatility will lead to an increase in VaR without any changes in the underlying positions.
VaR model limitations
Although a valuable guide to risk, VaR should always be viewed in the context of its limitations. For example:

•	Use of historical data as a proxy for estimating future events may not encompass all potential events, particularly extreme ones.

•
The use of a holding period assumes that all positions can be liquidated or the risks offset during that period, which may not fully reflect the market risk arising at times of severe illiquidity, when the holding period may be insufficient to liquidate or hedge all positions fully.

•	The use of a 99% confidence level does not take into account losses that might occur beyond this level of confidence.

•	VaR is calculated on the basis of exposures outstanding at the close of business and therefore does not necessarily reflect intra-day exposures.
Risk not in VaR framework
The risks not in VaR (‘RNIV’) framework aims to capture and capitalise material market risks that are not adequately covered in the VaR model.
Risk factors are reviewed on a regular basis and are either incorporated directly in the VaR models, where possible, or quantified through the VaR-based RNIV approach or a stress test approach within the RNIV framework. The outcome of the VaR-based RNIV approach is included in the overall VaR calculation but excluded from the VaR measure used for regulatory back-testing. In addition, a stressed VaR RNIV is computed for the risk factors considered in the VaR-based RNIV approach.
Stress-type RNIVs include a gap risk exposure measure, to capture risk on non-recourse margin loans, and a de-peg risk measure, to capture risk to pegged and heavily-managed currencies.
Stress testing
Stress testing is an important procedure that is integrated into our market risk management framework to evaluate the potential impact on portfolio values of more extreme, although plausible, events or movements in a set of financial variables. In such scenarios, losses can be much greater than those predicted by VaR modelling.
Stress testing is implemented at legal entity, regional and overall Group levels. A set of scenarios is used consistently across all regions within the Group. Scenarios are tailored to capture the relevant potential events or market movements at each level. The risk appetite around potential stress losses for the Group is set and monitored against referral limits.
Market risk reverse stress tests are designed to identify vulnerabilities in our portfolios by looking for scenarios that lead to loss levels considered severe for the relevant portfolio. These scenarios may be quite local or idiosyncratic in nature, and complement the systematic top-down stress testing.
Stressed VaR and stress testing, together with reverse stress testing and the management of gap risk, provide management with insights regarding the ‘tail risk’ beyond VaR, for which HSBC’s appetite is limited
Market risk governance
(Audited)
Market risk is managed and controlled through limits approved by the RMM for HSBC Holdings. These limits are allocated across business lines and to the Group’s legal entities.

General measures	HSBC Holdings Board
GB&M manages market risk, where the majority of HSBC’s total VaR (excluding insurance) and almost all trading VaR resides, using risk limits approved by the RMM. VaR limits are set for portfolios, products and risk types, with market liquidity being a primary factor in determining the level of limits set. Global Risk is responsible for setting market risk management policies and measurement techniques.
Each major operating entity has an independent market risk management and control sub-function, which is responsible for measuring market risk exposures, monitoring and reporting these exposures against the prescribed limits on a daily basis. The market risk limits are governed according to the framework illustrated to the left.
Each operating entity is required to assess the market risks arising on each product in its business and to transfer them to either its local GB&M unit for management, or to separate books managed under the supervision of the local ALCO.
Model risk is governed through Model Oversight Committees (‘MOCs’) at the regional and global Wholesale Credit and Market Risk levels. They have direct oversight and approval responsibility for all traded risk models used for risk measurement and management and stress testing. We are committed to the ongoing development of our in-house risk models.
The Markets MOC reports into the Group MOC, which oversees all model risk types at Group level. The Group MOC informs the RMM about material issues at least twice a year. The RMM is the Group’s ‘Designated Committee’, according to regulatory rules, and has delegated day-to-day governance of all traded risk models to the Markets MOC.
Global Risk enforces trading in permissible instruments approved for each site, new product approval procedures, restricting trading in the more complex derivative products (which are only allowed in offices with appropriate levels of product expertise), and robust control systems.

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Group Chairman/ Group Chief Executive
▼
Risk Management Meeting of the GMB
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Group traded risk
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Specific measures	Entity risk management committee
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Principal office manager
▼
Business/desk/trader

Insurance manufacturing operations risk management
Details of changes in our insurance manufacturing operations risk profile in 2018 can be found on page 188, under ‘Insurance manufacturing operations risk profile’.
There were no material changes to our policies and practices for the management of risks arising in our insurance manufacturing operations in 2018.
Governance
(Audited)
Insurance risks are managed to a defined risk appetite, which is aligned to the Group’s risk appetite and risk management framework, including its three lines of defence model. For details of the Group’s governance framework, see page 112. The Global Insurance Risk Management Meeting oversees the control framework globally and is accountable to the RBWM Risk Management Meeting on risk matters relating to the insurance business.
The monitoring of the risks within our insurance operations is carried out by insurance risk teams. Specific risk functions (including Wholesale Credit and Market Risk, Operational Risk, Information Security Risk, and Compliance) support Insurance Risk teams in their respective areas of expertise.
Stress and scenario testing
(Audited)
Stress testing forms a key part of the risk management framework for the insurance business. We participate in local and Group-wide regulatory stress tests, including the Bank of England stress test of the banking system, the Hong Kong Monetary Authority stress test, the European Insurance and Occupational Pensions Authority stress test, and individual country insurance regulatory stress tests.
These have highlighted that a key risk scenario for the insurance business is a prolonged low interest rate environment. In order to mitigate the impact of this scenario, the insurance operations have taken a number of actions, including repricing some products to reflect lower interest rates, launching less capital intensive products, investing in more capital efficient assets and developing investment strategies to optimise the expected returns against the cost of economic capital.
Management and mitigation of key risk types
Market risk
(Audited)
All our insurance manufacturing subsidiaries have market risk mandates that specify the investment instruments in which they are permitted to invest and the maximum quantum of market risk that they may retain. They manage market risk by using, among others, some or all of the techniques listed below, depending on the nature of the contracts written:

•
We are able to adjust bonus rates to manage the liabilities to policyholders for products with discretionary participating features (‘DPF’). The effect is that a significant portion of the market risk is borne by the policyholder.

•
We use asset and liability matching where asset portfolios are structured to support projected liability cash flows. The Group manages its assets using an approach that considers asset quality, diversification, cash flow matching, liquidity, volatility and target investment return. It is not always possible to match asset and liability durations, due to uncertainty over the receipt of all future premiums, the timing of claims and because the forecast payment dates of liabilities may exceed the duration of the longest dated investments available. We use models to assess the effect of a range of future scenarios on the values of financial assets and associated liabilities, and ALCOs employ the outcomes in determining how best to structure asset holdings to support liabilities.

•	We use derivatives to protect against adverse market movements to better match liability cash flows.

•	For new products with investment guarantees, we consider the cost when determining the level of premiums or the price structure.

•
We periodically review products identified as higher risk, such as those that contain investment guarantees and embedded optionality features linked to savings and investment products, for active management.

•	We design new products to mitigate market risk, such as changing the investment return sharing portion between policyholders and the shareholder.

•	We exit, to the extent possible, investment portfolios whose risk is considered unacceptable.

•	We reprice premiums charged to policyholders.
Credit risk
(Audited)
Our insurance manufacturing subsidiaries are responsible for the credit risk, quality and performance of their investment portfolios. Our assessment of the creditworthiness of issuers and counterparties is based primarily upon internationally recognised credit ratings and other publicly available information.
Investment credit exposures are monitored against limits by our insurance manufacturing subsidiaries and are aggregated and reported to the Group Insurance Credit Risk and Group Credit Risk functions. Stress testing is performed on investment credit exposures using credit spread sensitivities and default probabilities.
We use a number of tools to manage and monitor credit risk. These include a credit report containing a watch-list of investments with current credit concerns, primarily investments that may be at risk of future impairment or where high concentrations to counterparties are present in the investment portfolio. Sensitivities to credit spread risk are assessed and monitored regularly.
Liquidity risk
(Audited)
Risk is managed by cash flow matching and maintaining sufficient cash resources, investing in high credit-quality investments with deep and liquid markets, monitoring investment concentrations and restricting them where appropriate, and establishing committed contingency borrowing facilities.
Insurance manufacturing subsidiaries complete quarterly liquidity risk reports and an annual review of the liquidity risks to which they are exposed.

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
		31 Dec 2018		At 1 Jan 2018
		Gross carrying/nominal amount	Allowance for ECL[5]	Gross carrying/nominal amount	Allowance for ECL[5]
	Footnotes	$m	$m	$m	$m
Loans and advances to customers at amortised cost		990,321	(8,625)	959,080	(9,343)
– personal		394,337	(2,947)	375,069	(3,047)
– corporate and commercial		534,577	(5,552)	520,137	(6,053)
– non-bank financial institutions		61,407	(126)	63,874	(243)
Loans and advances to banks at amortised cost		72,180	(13)	82,582	(23)
Other financial assets measured at amortised cost		582,917	(55)	557,864	(114)
– cash and balances at central banks		162,845	(2)	180,624	(3)
– items in the course of collection from other banks		5,787	—	6,628	—
– Hong Kong Government certificates of indebtedness		35,859	—	34,186	—
– reverse repurchase agreements – non-trading		242,804	—	201,553	—
– financial investments		62,684	(18)	59,539	(16)
– prepayments, accrued income and other assets	6	72,938	(35)	75,334	(95)
Total gross carrying amount on-balance sheet		1,645,418	(8,693)	1,599,526	(9,480)
Loans and other credit-related commitments		592,008	(325)	545,258	(376)
– personal		207,351	(13)	196,093	(14)
– corporate and commercial		271,022	(305)	262,391	(355)
– non-bank financial institutions	7	113,635	(7)	86,774	(7)
Financial guarantees	8	23,518	(93)	25,849	(97)
– personal		927	(1)	718	(4)
– corporate and commercial		17,355	(85)	19,965	(89)
– non-bank financial institutions		5,236	(7)	5,166	(4)
Total nominal amount off-balance sheet	9	615,526	(418)	571,107	(473)
		2,260,944	(9,111)	2,170,633	(9,953)

		Fair value	Memorandum allowance for ECL[10]	Fair value	Memorandum allowance for ECL[10]
		$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)		343,110	(84)	322,163	(184)
For footnotes, see page 192.

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2018
(Audited)
	Gross carrying/nominal amount[9]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[11]	Total	Stage 1	Stage 2	Stage 3	POCI[11]	Total	Stage 1	Stage 2	Stage 3	POCI[11]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	915,188	61,786	13,023	324	990,321	(1,276)	(2,108)	(5,047)	(194)	(8,625)	0.1	3.4	38.8	59.9	0.9
– personal	374,681	15,075	4,581	—	394,337	(534)	(1,265)	(1,148)	—	(2,947)	0.1	8.4	25.1	—	0.7
– corporate and commercial	481,262	44,779	8,212	324	534,577	(698)	(812)	(3,848)	(194)	(5,552)	0.1	1.8	46.9	59.9	1.0
– non-bank financial institutions	59,245	1,932	230	—	61,407	(44)	(31)	(51)	—	(126)	0.1	1.6	22.2	—	0.2
Loans and advances to banks at amortised cost	71,873	307	—	—	72,180	(11)	(2)	—	—	(13)	—	0.7	—	—	—
Other financial assets measured at amortised cost	581,118	1,673	126	—	582,917	(27)	(6)	(22)	—	(55)	—	0.4	17.5	—	—
Loan and other credit-related commitments	569,250	21,839	912	7	592,008	(143)	(139)	(43)	—	(325)	—	0.6	4.7	—	0.1
– personal	205,183	1,760	408	—	207,351	(12)	(1)	—	—	(13)	—	0.1	—	—	—
– corporate and commercial	251,478	19,034	503	7	271,022	(126)	(136)	(43)	—	(305)	0.1	0.7	8.5	—	0.1
– financial[7]	112,589	1,045	1	—	113,635	(5)	(2)	—	—	(7)	—	0.2	—	—	—
Financial guarantees[8]	20,884	2,334	297	3	23,518	(19)	(29)	(45)	—	(93)	0.1	1.2	15.2	—	0.4
– personal	920	3	4	—	927	(1)	—	—	—	(1)	0.1	—	—	—	0.1
– corporate and commercial	15,011	2,053	288	3	17,355	(16)	(25)	(44)	—	(85)	0.1	1.2	15.3	—	0.5
– financial	4,953	278	5	—	5,236	(2)	(4)	(1)	—	(7)	—	1.4	20.0	—	0.1
At 31 Dec 2018	2,158,313	87,939	14,358	334	2,260,944	(1,476)	(2,284)	(5,157)	(194)	(9,111)	0.1	2.6	35.9	58.1	0.4
For footnotes, see page 192.

Stage 2 days past due analysis at 31 December 2018
(Audited)
	Gross carrying amount			Allowance for ECL			ECL coverage %
		Of which:	Of which:		Of which:	Of which:		Of which:	Of which:
	Stage 2	1 to 29 DPD[12]	30 and > DPD[12]	Stage 2	1 to 29 DPD[12]	30 and > DPD[12]	Stage 2	1 to 29 DPD[12]	30 and > DPD[12]
	$m	$m	$m	$m	$m	$m	%	%	%
Loans and advances to customers at amortised cost	61,786	2,554	1,914	(2,108)	(204)	(254)	3.4	8.0	13.3
– personal	15,075	1,807	1,383	(1,265)	(165)	(220)	8.4	9.1	15.9
– corporate and commercial	44,779	737	485	(812)	(39)	(34)	1.8	5.3	7.0
– non-bank financial institutions	1,932	10	46	(31)	—	—	1.6	—	—
Loans and advances to banks at amortised cost	307	—	—	(2)	—	—	0.7	—	—
Other financial assets measured at amortised cost	1,673	10	26	(6)	—	—	0.4	—	—
For footnotes, see page 192.
Credit exposure
Maximum exposure to credit risk
(Audited)
This section provides information on balance sheet items and their offsets as well as loan and other credit-related commitments. Commentary on consolidated balance sheet movements in 2018 is provided on page 48.
The offset on derivatives remains in line with the movements in maximum exposure amounts.

Maximum exposure to credit risk
(Audited)
	2018
	Maximum exposure	Offset	Net
	$m	$m	$m
Loans and advances to customers held at amortised cost	981,696	(29,534)	952,162
– personal	391,390	(3,679)	387,711
– corporate and commercial	529,025	(23,421)	505,604
– non-bank financial institutions	61,281	(2,434)	58,847
Loans and advances to banks at amortised cost	72,167	—	72,167
Other financial assets held at amortised cost	585,600	(21,788)	563,812
– cash and balances at central banks	162,843	—	162,843
– items in the course of collection from other banks	5,787	—	5,787
– Hong Kong Government certificates of indebtedness	35,859	—	35,859
– reverse repurchase agreements – non-trading	242,804	(21,788)	221,016
– financial investments	62,666	—	62,666
– prepayments, accrued income and other assets	75,641	—	75,641
Derivatives	207,825	(194,306)	13,519
Total on-balance sheet exposure to credit risk	1,847,288	(245,628)	1,601,660
Total off-balance sheet	874,751	—	874,751
– financial and other guarantees	94,810	—	94,810
– loan and other credit-related commitments	779,941	—	779,941
At 31 Dec 2018	2,722,039	(245,628)	2,476,411

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[8]
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allow-ance for ECL	Gross carrying/ nominal amount	Allow-ance for ECL	Gross carrying/ nominal amount	Allow-ance for ECL	Gross carrying/ nominal amount	Allow-ance for ECL	Gross carrying/ nominal amount	Allow-ance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2018	1,446,857	(1,469)	102,032	(2,406)	15,083	(5,722)	1,042	(242)	1,565,014	(9,839)
Transfers of financial instruments:	(8,747)	(685)	3,582	1,185	5,165	(500)	—	—	—	—
– transfers from stage 1 to stage 2	(84,181)	319	84,181	(319)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	77,325	(999)	(77,325)	999	—	—	—	—	—	—
– transfers to stage 3	(2,250)	35	(4,439)	607	6,689	(642)	—	—	—	—
– transfers from stage 3	359	(40)	1,165	(102)	(1,524)	142	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	620	—	(605)	—	(103)	—	—	—	(88)
Net new and further lending/repayments	126,868	(512)	(16,162)	564	(2,902)	733	(587)	42	107,217	827
Changes in risk parameters – credit quality	—	423	—	(1,087)	—	(2,238)	—	(51)	—	(2,953)
Changes to model used for ECL calculation	—	—	—	—	—	—	—	—	—	—
Assets written off	—	—	—	—	(2,568)	2,552	(1)	1	(2,569)	2,553
Foreign exchange	(52,983)	76	(2,863)	99	(636)	232	(26)	6	(56,508)	413
Others	(156)	98	(348)	(28)	90	(89)	(94)	50	(508)	31
At 31 Dec 2018	1,511,839	(1,449)	86,241	(2,278)	14,232	(5,135)	334	(194)	1,612,646	(9,056)
ECL release/(charge) for the period		531		(1,128)		(1,608)		(9)		(2,214)
Recoveries										408
Others										(87)
Total change in ECL for the period										(1,893)
For footnotes, see page 192.

	At 31 Dec 2018		12 months ended 31 Dec 2018
	Gross carrying/nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,612,646	(9,056)	(1,893)
Other financial assets measured at amortised cost	582,917	(55)	21
Non-trading reverse purchase agreement commitments	65,381	—	—
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,260,944	(9,111)	(1,872)
Debt instruments measured at FVOCI	343,110	(84)	105
Total allowance for ECL/total income statement ECL charge for the period	n/a	(9,195)	(1,767)
Credit quality of financial instruments
(Audited)
We assess the credit quality of all financial instruments that are subject to credit risk. The credit quality of financial instruments is a point-in-time assessment of the probability of default of financial instruments, whereas IFRS 9 stages 1 and 2 are determined based on relative deterioration of credit quality since initial recognition. Accordingly, for non-credit-impaired financial instruments, there is no direct relationship between the credit quality assessment and IFRS 9 stages 1 and 2, though typically the lower credit quality bands exhibit a higher proportion in stage 2.
The five credit quality classifications each encompass a range of granular internal credit rating grades assigned to wholesale and personal lending businesses and the external ratings attributed by external agencies to debt securities, as shown in the table on page 119. Under IAS 39, personal lending credit quality was disclosed based on expected-loss percentages. Under IFRS 9, personal lending credit quality is now disclosed based on a 12-month point-in-time PD adjusted for multiple economic scenarios. The credit quality classifications for wholesale lending are unchanged and are based on internal credit risk ratings.

Distribution of financial instruments by credit quality
(Audited)
	Gross carrying/notional amount						Allowance for ECL/ other credit provisions	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
In-scope for IFRS 9
Loans and advances to customers held at amortised cost	485,451	244,199	230,357	16,993	13,321	990,321	(8,625)	981,696
– personal	316,616	43,764	27,194	2,182	4,581	394,337	(2,947)	391,390
– corporate and commercial	140,387	181,984	189,357	14,339	8,510	534,577	(5,552)	529,025
– non-bank financial institutions	28,448	18,451	13,806	472	230	61,407	(126)	61,281
Loans and advances to banks held at amortised cost	60,249	7,371	4,549	11	—	72,180	(13)	72,167
Cash and balances at central banks	160,995	1,508	324	18	—	162,845	(2)	162,843
Items in the course of collection from other banks	5,765	21	1	—	—	5,787	—	5,787
Hong Kong Government certificates of indebtedness	35,859	—	—	—	—	35,859	—	35,859
Reverse repurchase agreements – non-trading	200,774	29,423	12,607	—	—	242,804	—	242,804
Financial investments	56,031	5,703	949	1	—	62,684	(18)	62,666
Prepayments, accrued income and other assets	55,424	8,069	9,138	181	126	72,938	(35)	72,903
– endorsements and acceptances	1,514	4,358	3,604	155	3	9,634	(11)	9,623
– accrued income and other	53,910	3,711	5,534	26	123	63,304	(24)	63,280
Debt instruments measured at fair value through other comprehensive income[18]	319,632	12,454	7,210	2,558	12	341,866	(84)	341,782
Out-of-scope for IFRS 9
Trading assets	139,484	18,888	16,991	1,871	—	177,234	—	177,234
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6,079	2,163	6,683	9	—	14,934	—	14,934
Derivatives	169,121	31,225	6,813	625	41	207,825	—	207,825
Assets held for sale	—	—	—	—	—	—	—	—
Total gross carrying amount on balance sheet	1,694,864	361,024	295,622	22,267	13,500	2,387,277	(8,777)	2,378,500
Percentage of total credit quality	71.0%	15.1%	12.4%	0.9%	0.6%	100%
Loan and other credit-related commitments	373,302	137,076	75,478	5,233	919	592,008	(325)	591,683
Financial guarantees	9,716	7,400	5,505	597	300	23,518	(93)	23,425
In-scope: Irrevocable loan commitments and financial guarantees	383,018	144,476	80,983	5,830	1,219	615,526	(418)	615,108
Loan and other credit-related commitments[19]	188,258	—	—	—	—	188,258	—	188,258
Performance and other guarantees	26,679	25,743	16,790	1,869	403	71,484	(99)	71,385
Out-of-scope: Revocable loan commitments and non-financial guarantees	214,937	25,743	16,790	1,869	403	259,742	(99)	259,643

For footnotes, see page 192.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
(Audited)
		Gross carrying/notional amount						Allowance for ECL	Net
		Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost		485,451	244,199	230,357	16,993	13,321	990,321	(8,625)	981,696
– stage 1		483,907	233,843	191,851	5,587	—	915,188	(1,276)	913,912
– stage 2		1,544	10,356	38,506	11,380	—	61,786	(2,108)	59,678
– stage 3		—	—	—	—	13,023	13,023	(5,047)	7,976
– POCI		—	—	—	26	298	324	(194)	130
Loans and advances to banks at amortised cost		60,249	7,371	4,549	11	—	72,180	(13)	72,167
– stage 1		60,199	7,250	4,413	11	—	71,873	(11)	71,862
– stage 2		50	121	136	—	—	307	(2)	305
– stage 3		—	—	—	—	—	—	—	—
– POCI		—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost		514,848	44,724	23,019	200	126	582,917	(55)	582,862
– stage 1		514,525	44,339	22,184	70	—	581,118	(27)	581,091
– stage 2		323	385	835	130	—	1,673	(6)	1,667
– stage 3		—	—	—	—	126	126	(22)	104
– POCI		—	—	—	—	—	—	—	—
Loan and other credit-related commitments		373,302	137,076	75,478	5,233	919	592,008	(325)	591,683
– stage 1		372,597	132,220	63,457	976	—	569,250	(143)	569,107
– stage 2		705	4,856	12,021	4,257	—	21,839	(139)	21,700
– stage 3		—	—	—	—	912	912	(43)	869
– POCI		—	—	—	—	7	7	—	7
Financial guarantees	8	9,716	7,400	5,505	597	300	23,518	(93)	23,425
– stage 1		9,582	6,879	4,264	159	—	20,884	(19)	20,865
– stage 2		134	521	1,241	438	—	2,334	(29)	2,305
– stage 3		—	—	—	—	297	297	(45)	252
– POCI		—	—	—	—	3	3	—	3
At 31 Dec 2018		1,443,566	440,770	338,908	23,034	14,666	2,260,944	(9,111)	2,251,833
Debt instruments at FVOCI	18
– stage 1		319,623	12,358	6,856	2,218	—	341,055	(33)	341,022
– stage 2		9	96	354	340	—	799	(50)	749
– stage 3		—	—	—	—	8	8	(1)	7
– POCI		—	—	—	—	4	4	—	4
At 31 Dec 2018		319,632	12,454	7,210	2,558	12	341,866	(84)	341,782
For footnotes, see page 192.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (continued)
		Gross carrying/notional amount
		Strong	Good	Satisfactory	Sub-standard	Credit impaired	Total	Allowance for ECL	Net
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost		479,067	227,146	220,089	17,922	14,856	959,080	(9,343)	949,737
– stage 1		475,881	211,084	180,002	4,599	—	871,566	(1,309)	870,257
– stage 2		3,186	16,062	40,087	13,323	—	72,658	(2,201)	70,457
– stage 3		—	—	—	—	13,882	13,882	(5,591)	8,291
– POCI		—	—	—	—	974	974	(242)	732
Loans and advances to banks at amortised cost		70,959	7,692	3,890	26	15	82,582	(23)	82,559
– stage 1		70,024	7,351	3,642	10	—	81,027	(17)	81,010
– stage 2		935	341	248	16	—	1,540	(4)	1,536
– stage 3		—	—	—	—	15	15	(2)	13
– POCI		—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost		469,898	47,347	39,595	862	162	557,864	(114)	557,750
– stage 1		469,691	47,019	38,929	546	—	556,185	(28)	556,157
– stage 2		207	328	666	316	—	1,517	(4)	1,513
– stage 3		—	—	—	—	155	155	(82)	73
– POCI		—	—	—	—	7	7	—	7
Loan and other credit-related commitments	7	341,580	121,508	74,694	6,431	1,045	545,258	(376)	544,882
– stage 1		338,855	115,008	64,429	1,591	—	519,883	(126)	519,757
– stage 2		2,725	6,500	10,265	4,840	—	24,330	(183)	24,147
– stage 3		—	—	—	—	999	999	(67)	932
– POCI		—	—	—	—	46	46	—	46
Financial guarantees	8	10,339	7,086	7,408	807	209	25,849	(97)	25,752
– stage 1		9,608	6,590	5,500	323	—	22,021	(17)	22,004
– stage 2		731	496	1,908	484	—	3,619	(18)	3,601
– stage 3		—	—	—	—	187	187	(62)	125
– POCI		—	—	—	—	22	22	—	22
At 1 Jan 2018		1,371,843	410,779	345,676	26,048	16,287	2,170,633	(9,953)	2,160,680
Debt instruments at FVOCI	18
– stage 1		297,753	6,678	12,941	2,450	—	319,822	(28)	319,794
– stage 2		208	108	147	1,826	—	2,289	(142)	2,147
– stage 3		—	—	—	—	584	584	(14)	570
– POCI		—	—	—	—	—	—	—	—
At 1 Jan 2018		297,961	6,786	13,088	4,276	584	322,695	(184)	322,511
For footnotes, see page 192.
Credit-impaired loans
(Audited)
HSBC determines that a financial instrument is credit impaired and in stage 3 by considering relevant objective evidence, primarily whether:

•	contractual payments of either principal or interest are past due for more than 90 days;

•
there are other indications that the borrower is unlikely to pay, such as when a concession has been granted to the borrower for economic or legal reasons relating to the borrower’s financial condition; and

•	the loan is otherwise considered to be in default. If such unlikeliness to pay is not identified at an earlier stage, it is deemed to occur when an exposure is 90 days past due, even where regulatory rules permit default to be defined based on 180 days past due. Therefore, the definitions of credit impaired and default are aligned as far as possible so that stage 3 represents all loans that are considered defaulted or otherwise credit impaired.

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[8]
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2018	897,529	(873)	84,354	(1,249)	10,209	(4,410)	1,042	(242)	993,134	(6,774)
Transfers of financial instruments	(4,477)	(274)	1,535	386	2,942	(112)	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	262	—	(231)	—	(92)	—	—	—	(61)
Net new and further lending/repayments	74,107	(271)	(13,709)	342	(2,414)	406	(587)	42	57,397	519
Changes to risk parameters – credit quality	—	157	—	(301)	—	(1,041)	—	(51)	—	(1,236)
Assets written off	—	—	—	—	(1,182)	1,172	(1)	1	(1,183)	1,173
Foreign exchange and other	(36,104)	97	(2,777)	41	(316)	90	(120)	56	(39,317)	284
At 31 Dec 2018	931,055	(902)	69,403	(1,012)	9,239	(3,987)	334	(194)	1,010,031	(6,095)
ECL release/(charge) for the period		148		(190)		(727)		(9)		(778)
Recoveries										118
Others										(69)
Total change in ECL for the period										(729)
For footnotes, see page 192

Wholesale lending – commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Stage 1
Not collateralised	62,123	0.1	10,557	0.2	31,224	—	—	—
Fully collateralised	87,530	0.1	17,766	0.1	39,174	—	4,862	—
LTV ratio:
– less than 50%	46,983	0.1	8,006	0.1	25,870	—	3,463	—
– 51% to 75%	29,621	0.1	8,174	0.1	10,452	0.1	787	—
– 76% to 90%	5,167	0.1	1,038	—	1,168	0.1	519	—
– 91% to 100%	5,759	0.1	548	0.2	1,684	0.1	93	—
Partially collateralised (A):	6,129	0.1	515	0.2	2,130	—	—	—
– collateral value on A	3,735		285		1,401		—
Total	155,782	0.1	28,838	0.1	72,528	—	4,862	—
Stage 2
Not collateralised	2,249	1.1	446	2.5	1,140	0.2	—	—
Fully collateralised	4,739	1.3	782	4.5	1,576	0.4	439	0.5
LTV ratio:
– less than 50%	2,039	1.1	394	3.6	795	0.4	303	0.7
– 51% to 75%	1,430	0.7	330	1.2	505	0.4	7	—
– 76% to 90%	363	5.0	34	44.1	29	—	129	—
– 91% to 100%	907	1.0	24	8.3	247	—	—	—
Partially collateralised (B):	261	1.5	24	12.5	15	—	—	—
– collateral value on B	156		20		5		—	—
Total	7,249	1.2	1,252	3.9	2,731	0.3	439	—
Stage 3
Not collateralised	338	57.1	61	85.2	—	—	—	—
Fully collateralised	606	12.7	433	9.2	12	—	—	—
LTV ratio:
– less than 50%	412	10.0	304	9.2	2	—	—	—
– 51% to 75%	88	27.3	58	6.9	10	—	—	—
– 76% to 90%	38	2.6	35	5.7	—	—	—	—
– 91% to 100%	68	16.2	36	16.7	—	—	—	—
Partially collateralised (C):	474	56.5	261	42.9	—	—	—	—
– collateral value on C	321		137		—		—
Total	1,418	37.9	755	27.0	12	—	—	—
POCI
Not collateralised	—	—	—	—	—	—	—	—
Fully collateralised	15	53.3	—	—	—	—	—	—
LTV ratio:
– less than 50%	13	61.5	—	—	—	—	—	—
– 51% to 75%	2	—	—	—	—	—	—	—
– 76% to 90%	—	—	—	—	—	—	—	—
– 91% to 100%	—	—	—	—	—	—	—	—
Partially collateralised (C):	—	—	—	—	—	—	—	—
– collateral value on C	—		—		—		—
Total	15	53.3	—	—	—	—	—	—
At 31 Dec 2018	164,464	0.5	30,845	0.9	75,271	—	5,301	0.1

Wholesale lending – commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories
(Audited)
			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Rated CRR/PD1 to 7
Not collateralised	64,324	0.1	11,001	0.2	32,364	—	—	—
Fully collateralised	91,791	0.1	18,112	0.2	40,747	0.1	5,282	0.1
Partially collateralised (A):	6,377	0.2	532	0.6	2,145	—	—	—
– collateral value on A	3,879		299		1,406		—
Total	162,492	0.1	29,645	0.3	75,256	—	5,282	0.1
Rated CRR/PD 8
Not collateralised	49	2.0	2	—	—	—	—	—
Fully collateralised	477	1.5	435	1.1	3	33.3	19	—
LTV ratio:
– less than 50%	178	1.7	149	1.3	3	33.3	19	—
– 51% to 75%	269	0.4	265	0.4	—	—	—	—
– 76% to 90%	13	7.7	7	14.3	—	—	—	—
– 91% to 100%	17	11.8	14	14.3	—	—	—	—
Partially collateralised (B):	13	7.7	8	12.5	—	—	—	—
– collateral value on B	12		6		—		—
Total	539	1.7	445	1.3	3	33.3	19	—
Rated CRR/PD9 to 10
Not collateralised	338	57.1	61	85.2	—	—	—	—
Fully collateralised	621	13.5	433	9.2	12	—	—	—
LTV ratio:
– less than 50%	425	11.5	304	9.2	2	—	—	—
– 51% to 75%	90	26.7	58	6.9	10	—	—	—
– 76% to 90%	38	2.6	35	5.7	—	—	—	—
– 91% to 100%	68	16.2	36	16.7	—	—	—	—
Partially collateralised (C):	474	56.5	261	42.9	—	—	—	—
– collateral value on C	321		137		—		—
Total	1,433	38.0	755	27.0	12	—	—	—
At 31 Dec 2018	164,464	0.5	30,845	0.9	75,271	—	5,301	0.1

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Stage 1
Not collateralised	549,536	0.1	154,059	0.2	122,259	—	30,395	—
Fully collateralised	234,081	0.1	24,387	0.2	36,730	0.1	93,804	—
LTV ratio:
– less than 50%	60,405	0.2	4,461	0.4	12,032	0.1	24,922	—
– 51% to 75%	82,590	—	9,510	0.2	14,264	0.1	7,267	—
– 76% to 90%	15,853	0.1	2,175	0.2	4,567	0.1	4,723	—
– 91% to 100%	75,233	—	8,241	—	5,867	0.1	56,892	—
Partially collateralised (A):	48,877	0.1	5,551	0.1	21,942	—	747	—
– collateral value on A	21,097		2,388		10,263		696
Total	832,494	0.1	183,997	0.2	180,931	—	124,946	—
Stage 2
Not collateralised	42,053	1.4	12,364	3.1	6,212	0.4	1,578	1.3
Fully collateralised	24,977	1.0	7,378	1.0	3,378	0.5	9,713	1.1
LTV ratio:
– less than 50%	11,915	0.9	5,410	0.6	1,421	0.4	3,711	1.4
– 51% to 75%	5,344	1.3	1,042	3.5	1,290	0.6	810	1.4
– 76% to 90%	1,642	1.5	140	2.9	391	0.5	691	0.3
– 91% to 100%	6,076	0.8	786	0.1	276	0.4	4,501	0.9
Partially collateralised (B):	4,993	0.7	381	3.1	2,287	0.3	—	—
– collateral value on B	2,074		207		971		—
Total	72,023	1.2	20,123	2.3	11,877	0.4	11,291	1.1
Stage 3
Not collateralised	4,990	52.5	1,775	42.1	478	81.2	6	16.7
Fully collateralised	1,660	25.2	513	6.2	146	—	188	9.6
LTV ratio:
– less than 50%	596	34.9	181	7.7	11	—	77	22.1
– 51% to 75%	487	10.5	172	1.7	62	—	103	1.0
– 76% to 90%	382	25.4	86	10.5	32	—	—	—
– 91% to 100%	195	31.8	74	8.1	41	—	8	—
Partially collateralised (C):	931	44.9	179	22.3	158	15.2	5	60.0
– collateral value on C	429		113		38		2
Total	7,581	45.6	2,467	33.2	782	52.7	199	11.1
POCI
Not collateralised	214	69.2	—	—	25	20.0	—	—
Fully collateralised	59	13.6	—	—	9	—	—	—
LTV ratio:
– less than 50%	12	33.3	—	—	—	—	—	—
– 51% to 75%	16	25.0	—	—	—	—	—	—
– 76% to 90%	22	—	—	—	—	—	—	—
– 91% to 100%	9	—	—	—	9	—	—	—
Partially collateralised (C):	43	72.1	8	—	35	85.7	—	—
– collateral value on C	38		3		34		—
Total	316	59.2	8	—	69	50.7	—	—
At 31 Dec 2018	912,414	0.6	206,595	0.8	193,659	0.3	136,436	0.1

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories
(Audited)
			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Rated CRR/ PD8
Not collateralised	1,243	5.4	565	6.2	94	7.4	191	5.2
Fully collateralised	1,895	3.6	74	4.1	11	9.1	1,621	3.1
LTV ratio:
– less than 50%	693	4.2	21	4.8	—	—	594	4.2
– 51% to 75%	292	2.7	49	2.0	11	9.1	169	2.4
– 76% to 90%	45	15.6	2	—	—	—	20	—
– 91% to 100%	865	2.8	2	—	—	—	838	—
Partially collateralised (A):	212	2.8	23	4.3	153	1.3	—	—
– collateral value on A	84		14		49		—
Total	3,350	4.2	662	6	258	3.9	1,812	3.4
Rated CRR/ PD9 to 10
Not collateralised	5,199	53.2	1,775	42.1	503	78.1	6	16.7
Fully collateralised	1,719	24.8	513	6.2	155	—	188	9.6
LTV ratio:
– less than 50%	608	36.0	181	7.7	11	—	77	22.1
– 51% to 75%	503	8.7	172	1.7	62	—	103	1.0
– 76% to 90%	405	24.2	86	10.5	32	—	—	—
– 91% to 100%	203	31.5	74	8.1	50	—	8	—
Partially collateralised (B):	974	46.1	187	21.9	193	28.0	5	60.0
– collateral value on B	466		116		73		2
Total	7,892	46.1	2,475	33.2	851	52.6	199	11.1
At 31 Dec 2018	11,242	33.7	3,137	27.4	1,109	41.3	2,011	4.2

Personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees[8]
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2018	549,328	(596)	17,678	(1,157)	4,874	(1,312)	571,880	(3,065)
Transfers of financial instruments	(4,270)	(411)	2,047	799	2,223	(388)	—	—
Net remeasurement of ECL arising from transfer of stage	—	358	—	(374)	—	(11)	—	(27)
Net new and further lending/repayments	52,761	(241)	(2,453)	222	(488)	327	49,820	308
Changes to risk parameters – credit quality	—	266	—	(786)	—	(1,197)	—	(1,717)
Assets written off	—	—	—	—	(1,386)	1,380	(1,386)	1,380
Foreign exchange and other	(17,035)	77	(434)	30	(230)	53	(17,699)	160
At 31 Dec 2018	580,784	(547)	16,838	(1,266)	4,993	(1,148)	602,615	(2,961)
ECL release/(charge) for the period		383		(938)		(881)		(1,436)
Recoveries								290
Others								(18)
Total change in ECL for the period								(1,164)
For footnotes, see page 192
Collateral on loans and advances
(Audited)
The following table provides a quantification of the value of fixed charges we hold over specific assets where we have a history of enforcing, and are able to enforce, collateral in satisfying a debt in the event of the borrower failing to meet its contractual obligations, and where the collateral is cash or can be realised by sale in an established market. The collateral valuation excludes any adjustments for obtaining and selling the collateral and, in particular, loans shown as not collateralised or partially collateralised may also benefit from other forms of credit mitigants.

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage
(Audited)
			Of which:
	Total		UK		Hong Kong		US
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%	$m	%
Stage 1
Fully collateralised	299,072	—	130,646	—	79,180	—	15,321	—
LTV ratio:
– less than 50%	160,563	—	66,834	—	54,262	—	8,060	—
– 51% to 60%	51,415	—	20,937	—	11,591	—	3,382	—
– 61% to 70%	40,273	—	17,480	—	5,979	—	2,473	—
– 71% to 80%	28,383	—	15,086	—	2,986	—	1,113	—
– 81% to 90%	14,191	—	8,824	—	2,637	—	158	—
– 91% to 100%	4,247	0.1	1,485	—	1,725	—	135	—
Partially collateralised (A):	1,420	0.1	581	—	300	—	10	—
LTV ratio:
– 101% to 110%	808	0.1	334	—	256	—	5	—
– 111% to 120%	184	0.2	46	—	41	—	2	—
– greater than 120%	428	0.2	201	—	3	—	3	—
Collateral value on A	1,266		493		284		8
Total	300,492	—	131,227	—	79,480	—	15,331	—
Stage 2
Fully collateralised	6,170	1.0	1,234	1.3	867	—	1,435	0.3
LTV ratio:
– less than 50%	3,334	0.7	917	0.9	699	—	814	0.1
– 51% to 60%	932	1.1	113	3.0	74	—	268	0.4
– 61% to 70%	853	1.0	105	2.2	43	—	231	0.3
– 71% to 80%	586	1.3	39	3.4	28	—	79	0.9
– 81% to 90%	331	1.7	27	3.1	20	—	32	1.6
– 91% to 100%	134	2.4	33	1.5	3	—	11	0.8
Partially collateralised (B):	123	2.9	46	0.2	1	—	5	0.3
LTV ratio:
– 101% to 110%	76	1.5	44	0.1	1	—	3	0.5
– 111% to 120%	17	4.5	1	4.3	—	—	1	—
– greater than 120%	30	5.3	1	0.6	—	—	1	—
Collateral value on B	118		44		1		4
Total	6,293	1.0	1,280	1.3	868	—	1,440	0.3
Stage 3
Fully collateralised	2,557	12.3	1,023	10.9	25	0.9	671	1.0
LTV ratio:
– less than 50%	1,255	13.6	638	7.8	24	0.9	219	0.9
– 51% to 60%	359	8.3	151	11.3	1	—	107	0.9
– 61% to 70%	336	12.0	119	18.4	—	—	105	1.0
– 71% to 80%	280	9.9	70	14.8	—	—	114	0.9
– 81% to 90%	190	9.4	33	19.4	—	—	81	1.2
– 91% to 100%	137	19.8	12	45.9	—	—	45	2.2
Partially collateralised (C):	391	33.6	23	15.8	—	—	24	0.4
LTV ratio:
– 101% to 110%	73	17.4	10	14.3	—	—	14	0.6
– 111% to 120%	68	24.2	5	26.4	—	—	6	0.3
– greater than 120%	250	40.8	8	11.1	—	—	4	0.2
Collateral value on C	372		20		—		22
Total	2,948	15.1	1,046	11.0	25	0.9	695	1.0
At 31 Dec 2018	309,733	0.2	133,553	0.1	80,373	—	17,466	0.1
HSBC Holdings
(Audited)
Risk in HSBC Holdings is overseen by the HSBC Holdings Asset and Liability Management Committee (‘Holdings ALCO’). The major risks faced by HSBC Holdings are credit risk, liquidity risk and market risk (in the form of interest rate risk and foreign exchange risk).
Credit risk in HSBC Holdings primarily arises from transactions with Group subsidiaries and from guarantees issued in support of obligations assumed by certain Group operations in the normal conduct of their business. It principally represents claims on Group subsidiaries in Europe and North America.
In HSBC Holdings, the maximum exposure to credit risk arises from two components:

•	financial instruments on the balance sheet (see page 260); and

•	financial guarantees and similar contracts, where the maximum exposure is the maximum that we would have to pay if the guarantees were called upon (see Note 33).
In the case of our derivative balances, we have amounts with a legally enforceable right of offset in the case of counterparty default that are not included in the carrying value. These offsets also include collateral received in cash and other financial assets. The total offset relating to our derivative balances is $1.5bn at 31 December 2018 (2017: $2.1bn).
The credit quality of loans and advances and financial investments, both of which consist of intra-Group lending, is assessed as ‘strong’ or ‘good’, with 100% of the exposure being neither past due nor impaired (2017: 100%). For further details of credit quality classification, see page 118.
Securitisation exposures and other structured products
The following table summarises the carrying amount of our ABS exposure by categories of collateral. It includes assets held in the legacy credit portfolio held within Corporate Centre with a carrying value of $5.9bn (2017: $9bn).
At 31 December 2018, the FVOCI reserve in respect of ABSs was a deficit of $179m (2017: deficit of $466m). For 2018, the impairment write-back in respect of ABSs was $106m (2017: write-back of $240m).

Carrying amount of HSBC’s consolidated holdings of ABSs
	Trading	Financial investments at FVOCI	Held at amortised cost	Financial assets designated and otherwise mandatorily measured at fair value through profit and loss	Total	Of which held through consolidated SEs
	$m	$m	$m	$m	$m	$m
Mortgage-related assets	1,680	15,422	15,498	127	32,727	208
– sub-prime residential	17	587	—	—	604	50
– US Alt-A residential	—	87	2	94	183	42
– US Government agency and sponsored enterprises: MBSs[22]	153	14,627	14,657	—	29,437	—
– UK buy-to-let residential	—	—	—	—	—	—
– other residential	924	15	780	—	1,719	10
– commercial property	586	106	59	33	784	106
Leveraged finance-related assets	306	40	—	21	367	200
Student loan-related assets	149	1,815	—	1	1,965	1,800
Auto finance-related assets	282	—	2,577	—	2,859	—
Other assets	1,136	718	2,323	7	4,184	204
At 31 Dec 2018	3,553	17,995	20,398	156	42,102	2,412

For footnotes, see page 192.

Residential mortgage loans including loan commitments by level of collateral
(Audited)		Of which:
	Total	UK	Hong Kong	US
	$m	$m	$m	$m
Non-impaired loans and advances
Fully collateralised	287,088	124,736	72,073	16,240
– LTV ratio: less than 50%	164,110	69,679	55,237	7,868
– 51% to 60%	48,287	20,706	8,340	4,180
– 61% to 70%	37,054	15,422	3,282	2,832
– 71% to 80%	25,893	11,992	3,402	1,312
– 81% to 90%	9,445	5,824	1,376	42
– 91% to 100%	2,299	1,113	436	6
Partially collateralised:
Greater than 100% (A)	660	174	—	—
– 101% to 110%	270	89	—	—
– 111% to 120%	121	16	—	—
– greater than 120%	269	69	—	—
Collateral on A	550	125	—	—
Non-impaired loans and advances	287,748	124,910	72,073	16,240
Impaired loans and advances
Fully collateralised	3,004	1,008	46	1,138
– LTV ratio: less than 50%	1,238	538	42	414
– 51% to 60%	518	196	3	207
– 61% to 70%	416	130	—	178
– 71% to 80%	354	85	1	160
– 81% to 90%	323	40	—	115
– 91% to 100%	155	19	—	64
Partially collateralised:
Greater than 100% (B)	342	38	—	36
– 101% to 110%	101	15	—	19
– 111% to 120%	61	5	—	11
– greater than 120%	180	18	—	6
Collateral on B	269	31	—	33
Impaired loans and advances	3,346	1,046	46	1,174
At 31 Dec 2017	291,094	125,956	72,119	17,414

Maximum exposure to credit risk
(Audited)	2017
	Maximum exposure	Offset	Net
	$m	$m	$m
Derivatives	219,818	(204,829)	14,989
Loans and advances to customers held at amortised cost	962,964	(35,414)	927,550
– personal	374,762	(2,946)	371,816
– corporate and commercial	516,754	(29,459)	487,295
– non-bank financial institutions	71,448	(3,009)	68,439
Loans and advances to banks at amortised cost	90,393	(273)	90,120
Reverse repurchase agreements – non-trading	201,553	(3,724)	197,829
Total on–balance sheet exposure to credit risk	2,305,592	(244,240)	2,061,352
Total off–balance sheet	771,908	—	771,908
– financial guarantees and similar contracts[23]	41,422	—	41,422
– loan and other credit-related commitments[7]	730,486	—	730,486
At 31 Dec 2017	3,077,500	(244,240)	2,833,260
For footnotes, see page 192.

Distribution of financial instruments by credit quality
(Audited)	Neither past due nor impaired				Past due but not impaired	Impaired	Total gross amount	Impairment allowances	Total
	Strong	Good	Satisfactory	Sub- standard

	$m	$m	$m	$m	$m	$m	$m	$m	$m
Cash and balances at central banks	179,155	1,043	407	19			180,624		180,624
Items in the course of collection from other banks	6,322	29	273	4			6,628		6,628
Hong Kong Government certificates of indebtedness	34,186	—	—	—			34,186		34,186
Trading assets	137,983	22,365	26,438	1,949			188,735		188,735
– treasury and other eligible bills	15,412	531	491	1,098			17,532		17,532
– debt securities	84,493	9,517	12,978	498			107,486		107,486
– loans and advances to banks	15,496	5,778	4,757	26			26,057		26,057
– loans and advances to customers	22,582	6,539	8,212	327			37,660		37,660
Financial assets designated at fair value	3,378	269	1,029	28			4,704		4,704
Derivatives	181,195	31,827	5,874	922			219,818		219,818
Loans and advances to customers held at amortised cost	503,759	222,343	204,162	16,114	8,600	15,470	970,448	(7,484)	962,964
– personal	324,960	26,612	14,549	780	4,658	4,922	376,481	(1,719)	374,762
– corporate and commercial	140,382	176,745	176,661	14,784	3,422	10,254	522,248	(5,494)	516,754
– non-bank financial institutions	38,417	18,986	12,952	550	520	294	71,719	(271)	71,448
Loans and advances to banks held at amortised cost	77,175	9,026	4,144	39	9	—	90,393	—	90,393
Reverse repurchase agreements – non-trading	143,154	32,321	25,636	442	—	—	201,553	—	201,553
Financial investments	356,065	10,463	15,017	2,886	—	728	385,159		385,159
Other assets	12,714	6,526	10,705	681	107	143	30,876	(48)	30,828
– endorsements and acceptances	1,430	4,636	3,455	183	15	31	9,750		9,750
– accrued income and other	11,175	1,837	7,124	361	91	56	20,644		20,644
– assets held for sale	109	53	126	137	1	56	482	(48)	434
At 31 Dec 2017	1,635,086	336,212	293,685	23,084	8,716	16,341	2,313,124	(7,532)	2,305,592
	%	%	%	%	%	%	%
Percentage of total gross amount	70.7	14.5	12.7	1.0	0.4	0.7	100.0
Past due but not impaired gross financial instruments (2017)

Past due but not impaired gross financial instruments by geographical region
(Audited)	Europe	Asia	MENA	North America	Latin America	Total
	$m	$m	$m	$m	$m	$m
At 31 Dec 2017	1,324	3,892	852	2,015	633	8,716

Ageing analysis of days for past due but not impaired gross financial instruments
(Audited)	Up to 29 days	30–59 days	60–89 days	90–179 days	180 days and over	Total
	$m	$m	$m	$m	$m	$m
Loans and advances to customers and banks held at amortised cost	6,837	1,255	493	10	14	8,609
– personal	3,455	866	337	—	—	4,658
– corporate and commercial	2,899	343	156	10	14	3,422
– financial	483	46	—	—	—	529
Other financial instruments	33	12	18	12	32	107
At 31 Dec 2017	6,870	1,267	511	22	46	8,716
Impaired loans (2017)

Movement in impaired loans by industry sector
(Audited)
	Personal	Corporate and commercial	Financial	Total
	$m	$m	$m	$m
At 1 Jan 2017	6,490	11,362	376	18,228
Classified as impaired during the year	2,671	3,691	17	6,379
Transferred from impaired to unimpaired during the year	(677)	(1,324)	(8)	(2,009)
Amounts written off	(1,330)	(1,257)	(53)	(2,640)
Net repayments and other	(2,232)	(2,218)	(38)	(4,488)
At 31 Dec 2017	4,922	10,254	294	15,470

Movement in impairment allowances on loans and advances to customers and banks
(Audited)

	Banks individually assessed	Customers
		Individually assessed	Collectively assessed	Total
	$m	$m	$m	$m
At 1 Jan 2017	—	4,932	2,918	7,850
Amounts written off	—	(1,468)	(1,705)	(3,173)
Recoveries of loans and advances previously written off	—	119	525	644
Charge to income statement	—	1,114	878	1,992
Exchange and other movements	—	263	(92)	171
At 31 Dec 2017	—	4,960	2,524	7,484
Impairment allowances % of loans and advances	—	0.5%	0.3%	0.8%

Commercial real estate loans and advances including loan commitments by level of collateral
(Audited)		Of which:
	Total	UK	Hong Kong	US
	$m	$m	$m	$m
Rated CRR/ EL1 to 7
Not collateralised	44,551	5,187	31,100	—
Fully collateralised	75,633	20,711	31,768	4,742
Partially collateralised (A)	5,523	963	1,557	—
– Collateral value on A	3,621	564	752	—
Total	125,707	26,861	64,425	4,742
Rated CRR/ EL8
Not collateralised	6	4	—	—
Fully collateralised	221	128	—	54
– LTV ratio: less than 50%	67	64	—	—
– 51% to 75%	40	31	—	—
– 76% to 90%	89	19	—	54
– 91% to 100%	25	14	—	—
Partially collateralised (B):	71	54	—	—
– Collateral value on B	43	40	—	—
Total	298	186	—	54
Rated CRR/ EL9 to 10
Not collateralised	63	46	—	1
Fully collateralised	717	376	12	—
– LTV ratio: less than 50%	157	60	9	—
– 51% to 75%	173	149	1	—
– 76% to 90%	141	122	1	—
– 91% to 100%	246	45	1	—
Partially collateralised (C):	486	350	—	—
– Collateral value on C	295	189	—	—
Total	1,266	772	12	1
At 31 Dec 2017	127,271	27,819	64,437	4,797

Other corporate, commercial and non-bank financial institutions loans and advances including loan commitments by level of collateral rated CRR/EL 8 to 10 only
(Audited)		Of which:
	Total	UK	Hong Kong	US
	$m	$m	$m	$m
Rated CRR/ EL8
Not collateralised	3,722	319	15	1,708
Fully collateralised	554	104	5	48
– LTV ratio: less than 50%	188	25	3	7
– 51% to 75%	157	66	2	34
– 76% to 90%	39	11	—	2
– 91% to 100%	170	2	—	5
Partially collateralised (A):	493	92	135	42
– Collateral value on A	206	59	10	21
Total	4,769	515	155	1,798
Rated CRR/ EL9 to 10
Not collateralised	3,734	1,508	511	3
Fully collateralised	2,572	1,223	98	317
– less than 50%	804	516	60	—
– 51% to 75%	606	403	10	6
– 76% to 90%	398	235	21	—
– 91% to 100%	764	69	7	311
Partially collateralised (B):	1,750	398	167	425
– Collateral value on B	877	209	123	300
Total	8,056	3,129	776	745
At 31 Dec 2017	12,825	3,644	931	2,543
Impairment of loans and advances (2017)

Loan impairment charge to the income statement by industry sector
(Audited)	Europe	Asia	MENA	North America	Latin America	Total
	$m	$m	$m	$m	$m	$m
Personal	140	243	92	32	452	959
– first lien residential mortgages	6	(1)	5	—	(27)	(17)
– other personal	134	244	87	32	479	976
Corporate and commercial	619	298	83	(163)	90	927
– manufacturing and international trade and services	314	236	95	18	59	722
– commercial real estate and other property-related	200	21	(4)	9	—	226
– other commercial	105	41	(8)	(190)	31	(21)
Financial	66	17	22	1	—	106
At 31 Dec 2017	825	558	197	(130)	542	1,992
Sources of funding
(Audited)
Our primary sources of funding are customer current accounts and customer savings deposits payable on demand or at short notice. We issue wholesale securities (secured and unsecured) to supplement our customer deposits and change the currency mix, maturity profile or location of our liabilities and to meet the Group’s minimum requirement for own funds and eligible liabilities.
The following ‘Funding sources and uses’ table provides a consolidated view of how our balance sheet is funded, and should be read in light of the LFRF, which requires operating entities to manage liquidity and funding risk on a stand-alone basis.
The table analyses our consolidated balance sheet according to the assets that primarily arise from operating activities and the sources of funding primarily supporting these activities. Assets and liabilities that do not arise from operating activities are presented as a net balancing source or deployment of funds.
In 2018, the level of customer accounts continued to exceed the level of loans and advances to customers. The positive funding gap was predominantly deployed in liquid assets (cash and balances with central banks and financial investments) as required by the LFRF.
Loans and advances to banks continued to exceed deposits by banks, meaning the Group remained a net unsecured lender to the banking sector.

Funding sources
	2018	2017
	$m	$m
Customer accounts	1,362,643	1,364,462
Deposits by banks	56,331	69,922
Repurchase agreements – non-trading	165,884	130,002
Debt securities in issue	85,342	64,546
Cash collateral, margin and settlement accounts	54,066	N/A
Liabilities of disposal groups held for sale	313	1,286
Subordinated liabilities	22,437	19,826
Financial liabilities designated at fair value	148,505	94,429
Liabilities under insurance contracts	87,330	85,667
Trading liabilities	84,431	184,361
– repos	1,495	2,255
– stock lending	10,998	8,363
– settlement accounts	N/A	11,198
– other trading liabilities	71,938	162,545
Total equity	194,249	197,871
Other balance sheet liabilities	296,593	309,399
At 31 Dec	2,558,124	2,521,771

Funding uses
		2018	2017
	Footnotes	$m	$m
Loans and advances to customers		981,696	962,964
Loans and advances to banks		72,167	90,393
Reverse repurchase agreements – non-trading		242,804	201,553
Prepayments, accrued income and other assets	5,6	47,159	N/A
Cash collateral, margin and settlement accounts		47,159	N/A
Assets held for sale		735	781
Trading assets		238,130	287,995
– reverse repos		9,893	10,224
– stock borrowing		8,387	6,895
– settlement accounts		N/A	15,258
– other trading assets		219,850	255,618
Financial investments		407,433	389,076
Cash and balances with central banks		162,843	180,624
Other balance sheet assets		405,157	408,385
At 31 Dec		2,558,124	2,521,771
For footnotes, see page 192.

Cash flows payable by HSBC under financial liabilities by remaining contractual maturities
(Audited)
		On demand	Due within 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years
	Footnotes	$m	$m	$m	$m	$m
Deposits by banks		35,544	10,482	2,419	7,507	556
Customer accounts		1,082,007	211,811	62,963	7,617	130
Repurchase agreements – non-trading		5,929	156,752	2,487	950	—
Trading liabilities	33	84,431	—	—	—	—
Financial liabilities designated at fair value	33	217	8,737	15,591	75,578	89,261
Derivatives		204,062	360	927	2,065	1,323
Debt securities in issue		236	18,253	24,902	36,599	13,656
Subordinated liabilities		—	438	793	7,600	27,670
Other financial liabilities		100,268	19,056	4,694	2,367	1,260
		1,512,694	425,889	114,776	140,283	133,856
Loan and other credit-related commitments		685,650	92,186	1,109	944	377
Financial guarantees	8	22,942	113	289	160	14
At 31 Dec 2018		2,221,286	518,188	116,174	141,387	134,247
Proportion of cash flows payable in period		71%	17%	4%	5%	4%

Deposits by banks		48,247	10,596	1,877	7,814	1,508
Customer accounts		1,159,962	153,018	44,348	7,238	675
Repurchase agreements – non-trading		20,550	106,236	2,270	1,085	—
Trading liabilities		184,361	—	—	—	—
Financial liabilities designated at fair value		715	1,249	7,117	39,596	59,428
Derivatives		212,797	219	1,221	3,170	1,506
Debt securities in issue		11	12,624	21,066	25,654	11,092
Subordinated liabilities		3	2,227	841	7,011	21,775
Other financial liabilities		48,407	18,780	3,701	1,994	1,314
		1,675,053	304,949	82,441	93,562	97,298
Loan and other credit-related commitments	7	570,132	138,542	10,602	7,860	2,350
Financial guarantees	8,34	23,944	268	821	785	31
At 31 Dec 2017		2,269,129	443,759	93,864	102,207	99,679
Proportion of cash flows payable in period		75%	15%	3%	4%	3%
For footnotes, see page 192.

Cash flows payable by HSBC Holdings under financial liabilities by remaining contractual maturities
(Audited)
		On demand	Due within 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years
	Footnotes	$m	$m	$m	$m	$m
Amounts owed to HSBC undertakings		—	949	—	—	—
Financial liabilities designated at fair value		—	237	2,656	14,384	11,653
Derivatives		1,321	—	—	339	499
Debt securities in issue		—	379	1,159	29,178	30,801
Subordinated liabilities		—	248	757	4,019	25,311
Other financial liabilities		—	675	228	—	—
		1,321	2,488	4,800	47,920	68,264
Loan commitments		—	—	—	—	—
Financial guarantees	8	8,627	—	—	—	—
At 31 Dec 2018		9,948	2,488	4,800	47,920	68,264

Amounts owed to HSBC undertakings		—	2,525	46	—	—
Financial liabilities designated at fair value		—	286	875	16,554	19,465
Derivatives		2,008	—	—	293	781
Debt securities in issue		—	232	1,787	13,975	26,452
Subordinated liabilities		—	2,113	537	2,852	20,944
Other financial liabilities		—	849	200	—	—
		2,008	6,005	3,445	33,674	67,642
Loan commitments		—	—	—	—	—
Financial guarantees	8	7,778	—	—	—	—
At 31 Dec 2017		9,786	6,005	3,445	33,674	67,642
For footnotes, see page 192.
The Group trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day[35]
(Audited)
	Foreign exchange and commodity	Interest rate	Equity	Credit spread	Portfolio diversification[36]	Total[37]
	$m	$m	$m	$m	$m	$m
Balance at 31 Dec 2018	12.6	33.9	22.6	25.9	(37.9)	57.1
Average	9.5	36.4	22.5	20.7	(34.3)	54.8
Maximum	21.8	49.9	33.8	35.2		71.2
Minimum	5.5	27.0	13.5	12.2		43.9

Balance at 31 Dec 2017	7.4	30.8	32.6	31.1	(38.2)	63.7
Average	10.4	38.2	16.7	15.4	(32.9)	47.8
Maximum	23.0	67.1	32.6	31.8		70.8
Minimum	4.9	27.2	9.1	5.1		36.6

For footnotes, see page 192.
The Group non-trading VaR for the year is shown in the table below.

Non-trading VaR, 99% 1 day
(Audited)
	Interest rate	Credit spread	Portfolio diversification[36]	Total[37]
	$m	$m	$m	$m
Balance at 31 Dec 2018	61.4	37.2	(30.6)	68.0
Average	96.8	48.3	(29.1)	116.0
Maximum	129.3	96.0		154.1
Minimum	59.9	27.6		68.0

Balance at 31 Dec 2017	88.5	46.7	(38.9)	96.3
Average	119.0	46.1	(36.9)	128.2
Maximum	164.1	71.9		183.8
Minimum	88.5	24.5		93.3
For footnotes, see page 192.
Measurement
(Audited)
The risk profile of our insurance manufacturing businesses is measured using an economic capital approach. Assets and liabilities are measured on a market value basis, and a capital requirement is defined to ensure that there is a less than one-in-200 chance of insolvency over a one-year time horizon, given the risks to which the businesses are exposed. The methodology for the economic capital calculation is largely aligned to the pan-European Solvency II insurance capital regulations. The economic capital coverage ratio (economic net asset value divided by the economic capital requirement) is a key risk appetite measure.
The business has a current appetite to remain above 140% with a tolerance of 110%. In addition to economic capital, the regulatory solvency ratio is also a metric used to manage risk appetite on an entity basis.
The following tables show the composition of assets and liabilities by contract type and by geographical region.

Balance sheet of insurance manufacturing subsidiaries by type of contract
(Audited)
		With DPF	Unit-linked	Other contracts[40]	Shareholder assets and liabilities	Total
	Footnotes	$m	$m	$m	$m	$m
Financial assets		66,735	7,337	15,552	7,120	96,744
– trading assets		—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		17,855	7,099	3,024	1,264	29,242
– derivatives		200	—	33	4	237
– financial investments at amortised cost		33,575	70	11,597	4,171	49,413
– financial investments at fair value through other comprehensive income		11,499	—	450	1,385	13,334
– other financial assets	41	3,606	168	448	296	4,518
Reinsurance assets		1,255	69	1,368	—	2,692
PVIF	42	—	—	—	7,149	7,149
Other assets and investment properties		2,670	2	235	453	3,360
Total assets		70,660	7,408	17,155	14,722	109,945
Liabilities under investment contracts designated at fair value		—	1,574	3,884	—	5,458
Liabilities under insurance contracts		69,269	5,789	12,272	—	87,330
Deferred tax	43	179	21	15	1,051	1,266
Other liabilities		—	—	—	3,659	3,659
Total liabilities		69,448	7,384	16,171	4,710	97,713
Total equity		—	—	—	12,232	12,232
Total liabilities and equity at 31 Dec 2018		69,448	7,384	16,171	16,942	109,945
For footnotes, see page 192.

Balance sheet of insurance manufacturing subsidiaries by type of contract (continued)
(Audited)
		With DPF	Unit-linked	Other contracts[40]	Shareholder assets and liabilities	Total
	Footnotes	$m	$m	$m	$m	$m
Financial assets		65,112	9,081	14,849	6,662	95,704
– trading assets		—	—	—	—	—
– financial assets designated at fair value		15,533	8,814	2,951	1,259	28,557
– derivatives		286	—	13	41	340
– financial investments – HTM	44	29,302	—	6,396	3,331	39,029
– financial investments – AFS	44	15,280	—	4,836	1,877	21,993
– other financial assets	41	4,711	267	653	154	5,785
Reinsurance assets		1,108	274	1,154	—	2,536
PVIF	42	—	—	—	6,610	6,610
Other assets and investment properties		1,975	2	164	1,126	3,267
Total assets		68,195	9,357	16,167	14,398	108,117
Liabilities under investment contracts designated at fair value		—	1,750	3,885	—	5,635
Liabilities under insurance contracts		67,137	7,548	10,982	—	85,667
Deferred tax	43	14	6	9	1,230	1,259
Other liabilities		—	—	—	3,325	3,325
Total liabilities		67,151	9,304	14,876	4,555	95,886
Total equity		—	—	—	12,231	12,231
Total liabilities and equity at 31 Dec 2017		67,151	9,304	14,876	16,786	108,117
For footnotes, see page 192.

Balance sheet of insurance manufacturing subsidiaries by geographical region[45]
(Audited)
		Europe	Asia	Latin America	Total
	Footnotes	$m	$m	$m	$m
Financial assets		28,631	66,793	1,320	96,744
– trading assets		—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		13,142	15,774	326	29,242
– derivatives		121	116	—	237
– financial investments – at amortised cost		296	48,595	522	49,413
– financial investments – at fair value through other comprehensive income		12,453	440	441	13,334
– other financial assets	41	2,619	1,868	31	4,518
Reinsurance assets		249	2,438	5	2,692
PVIF	42	832	6,195	122	7,149
Other assets and investment properties		1,053	2,280	27	3,360
Total assets		30,765	77,706	1,474	109,945
Liabilities under investment contracts designated at fair value		780	4,678	—	5,458
Liabilities under insurance contracts		26,375	59,829	1,126	87,330
Deferred tax	43	209	1,050	7	1,266
Other liabilities		1,690	1,911	58	3,659
Total liabilities		29,054	67,468	1,191	97,713
Total equity		1,711	10,238	283	12,232
Total liabilities and equity at 31 Dec 2018		30,765	77,706	1,474	109,945

Financial assets		30,231	63,973	1,500	95,704
– trading assets		—	—	—	—
– financial assets designated at fair value		12,430	15,633	494	28,557
– derivatives		169	171	—	340
– financial investments – HTM	44	—	38,506	523	39,029
– financial investments – AFS	44	15,144	6,393	456	21,993
– other financial assets	41	2,488	3,270	27	5,785
Reinsurance assets		469	2,063	4	2,536
PVIF	42	773	5,709	128	6,610
Other assets and investment properties		1,666	1,577	24	3,267
Total assets		33,139	73,322	1,656	108,117
Liabilities under investment contracts designated at fair value		739	4,896	—	5,635
Liabilities under insurance contracts		28,416	56,047	1,204	85,667
Deferred tax	43	217	1,033	9	1,259
Other liabilities		2,043	1,209	73	3,325
Total liabilities		31,415	63,185	1,286	95,886
Total equity		1,724	10,137	370	12,231
Total liabilities and equity at 31 Dec 2017		33,139	73,322	1,656	108,117
For footnotes, see page 192.
Market risk
(Audited)
Description and exposure
Market risk is the risk of changes in market factors affecting HSBC’s capital or profit. Market factors include interest rates, equity and growth assets and foreign exchange rates.
Our exposure varies depending on the type of contract issued. Our most significant life insurance products are contracts with discretionary participating features (‘DPF’) issued in France and Hong Kong. These products typically include some form of capital guarantee or guaranteed return on the sums invested by the policyholders, to which discretionary bonuses are added if allowed by the overall performance of the funds. These funds are primarily invested in bonds, with a proportion allocated to other asset classes to provide customers with the potential for enhanced returns.
DPF products expose HSBC to the risk of variation in asset returns, which will impact our participation in the investment performance.
In addition, in some scenarios the asset returns can become insufficient to cover the policyholders’ financial guarantees, in which case the shortfall has to be met by HSBC. Reserves are held against the cost of such guarantees, calculated by stochastic modelling.
Where local rules require, these reserves are held as part of liabilities under insurance contracts. Any remainder is accounted for as a deduction from the present value of in-force (‘PVIF’) long-term insurance business on the relevant product. The following table shows the total reserve held for the cost of guarantees, the range of investment returns on assets supporting these products and the implied investment return that would enable the business to meet the guarantees.
The cost of guarantees decreased to $669m (2017: $696m) primarily due to sales of new products with lower guarantees in Hong Kong and updates to modelling assumptions.
For unit-linked contracts, market risk is substantially borne by the policyholder, but some market risk exposure typically remains, as fees earned are related to the market value of the linked assets.

Financial return guarantees
(Audited)
		2018			2017
		Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees	Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees
	Footnotes	%	%	$m	%	%	$m
Capital		0.0	2.2–3.0	100	0.0	2.3–3.2	103
Nominal annual return		0.1–2.0	3.6–3.7	78	0.1–2.0	3.2–3.7	64
Nominal annual return	46	2.1–4.0	2.7–4.6	420	2.1–4.0	3.2–4.4	459
Nominal annual return		4.1–5.0	2.7–4.1	71	4.1–5.0	3.2–4.1	70
At 31 Dec				669			696
For footnotes, see page 192.

Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors
(Audited)
	2018		2017
	Effect on profit after tax	Effect on total equity	Effect on profit after tax	Effect on total equity
	$m	$m	$m	$m
+100 basis point parallel shift in yield curves	9	(61)	42	(583)
-100 basis point parallel shift in yield curves	(28)	46	(140)	617
10% increase in equity prices	213	213	223	237
10% decrease in equity prices	(202)	(202)	(225)	(239)
10% increase in US dollar exchange rate compared with all currencies	36	36	24	24
10% decrease in US dollar exchange rate compared with all currencies	(36)	(36)	(24)	(24)
Credit risk
(Audited)
Description and exposure
Credit risk is the risk of financial loss if a customer or counterparty fails to meet their obligation under a contract. It arises in two main areas for our insurance manufacturers:

•	risk associated with credit spread volatility and default by debt security counterparties after investing premiums to generate a return for policyholders and shareholders; and

•	risk of default by reinsurance counterparties and non-reimbursement for claims made after ceding insurance risk.
The amounts outstanding at the balance sheet date in respect of these items are shown in the table on page 189.
The credit quality of the reinsurers’ share of liabilities under insurance contracts is assessed as ‘satisfactory’ or higher (as defined on page 118), with 100% of the exposure being neither past due nor impaired (2017: 100%).
Credit risk on assets supporting unit-linked liabilities is predominantly borne by the policyholder. Therefore, our exposure is primarily related to liabilities under non-linked insurance and investment contracts and shareholders’ funds. The credit quality of insurance financial assets is included in the table on page 139. The risk associated with credit spread volatility is to a large extent mitigated by holding debt securities to maturity, and sharing a degree of credit spread experience with policyholders.
Liquidity risk
(Audited)
Description and exposure
Liquidity risk is the risk that an insurance operation, though solvent, either does not have sufficient financial resources available to meet its obligations when they fall due, or can secure them only at excessive cost.
The following table shows the expected undiscounted cash flows for insurance liabilities at 31 December 2018. The liquidity risk exposure is wholly borne by the policyholder in the case of unit-linked business and is shared with the policyholder for non-linked insurance.
The profile of the expected maturity of insurance contracts at 31 December 2018 remained comparable with 2017.
The remaining contractual maturity of investment contract liabilities is included in Note 29 on page 319.

Expected maturity of insurance contract liabilities
(Audited)
	Expected cash flows (undiscounted)
	Within 1 year	1-5 years	5-15 years	Over 15 years	Total
	$m	$m	$m	$m	$m
Unit-linked	1,119	2,932	2,684	1,962	8,697
With DPF and Other contracts	7,459	27,497	46,217	55,989	137,162
At 31 Dec 2018	8,578	30,429	48,901	57,951	145,859

Unit-linked	969	3,041	4,695	6,814	15,519
With DPF and Other contracts	6,916	26,453	43,784	45,334	122,487
At 31 Dec 2017	7,885	29,494	48,479	52,148	138,006
Sensitivities
(Audited)
The following table shows the sensitivity of profit and total equity to reasonably possible changes in non-economic assumptions across all our insurance manufacturing subsidiaries.
Mortality and morbidity risk is typically associated with life insurance contracts. The effect on profit of an increase in mortality or morbidity depends on the type of business being written. Our largest exposures to mortality and morbidity risk exist in Hong Kong and Singapore.
Sensitivity to lapse rates depends on the type of contracts being written. For a portfolio of term assurance, an increase in lapse rates typically has a negative effect on profit due to the loss of future income on the lapsed policies. However, some contract lapses have a positive effect on profit due to the existence of policy surrender charges. We are most sensitive to a change in lapse rates on unit-linked and universal life contracts in Hong Kong and Singapore, and DPF contracts in France.
Expense rate risk is the exposure to a change in the cost of administering insurance contracts. To the extent that increased expenses cannot be passed on to policyholders, an increase in expense rates will have a negative effect on our profits.

Sensitivity analysis
(Audited)
	2018	2017
	$m	$m
Effect on profit after tax and total equity at 31 Dec
10% increase in mortality and/or morbidity rates	(77)	(77)
10% decrease in mortality and/or morbidity rates	82	82
10% increase in lapse rates	(95)	(93)
10% decrease in lapse rates	107	106
10% increase in expense rates	(92)	(92)
10% decrease in expense rates	93	91